ACQUISITIONS (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Jul. 26, 2021	Jul. 29, 2019	Jan. 07, 2019	Jan. 04, 2019	Mar. 31, 2019	May 31, 2021	May 31, 2020
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions						65,000
The Simplicity Esports L L C [Member]
Business Acquisition [Line Items]
Number of share issued			87,500	37,500	250,000
Purchase price						$ 6,090,000
The Simplicity Esports L L C [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Number of share issued						375,000
Purchase price						$ 6,090,000
P L A Y Live Nation Inc [Member]
Business Acquisition [Line Items]
Number of share issued		93,750
Purchase price						1,440,000
Revenue						306,000	$ 523,000
Net income (loss)						$ 301,000	$ 124,000
Stock Issued During Period, Shares, Acquisitions							94,000
P L A Y Live Nation Inc [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Number of share issued						93,750
Purchase price						$ 1,440,000
Thirteen Gaming Centers [Member]
Business Acquisition [Line Items]
Number of share issued						64,714
Existing Franchisee [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	6,000
Shares Issued, Price Per Share	$ 10.85